Commitments - Future minimum lease payments (Table) (Details) $ in Thousands	Jun. 30, 2018 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Total	$ 938
Within one year
Disclosure of finance lease and operating lease by lessee [line items]
Total	144
After one year but not more than five years
Disclosure of finance lease and operating lease by lessee [line items]
Total	577
More than five years
Disclosure of finance lease and operating lease by lessee [line items]
Total	$ 217